SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 11,727	$ 5,085	$ 4,629
Additions Charged to Costs and Expenses	56,522	79,862	66,883
Deductions	(63,116)	(73,220)	(66,427)
Ending Balance	$ 5,133	$ 11,727	$ 5,085